RISK MANAGEMENT - Liquidity risk (Details) $ in Thousands	Dec. 31, 2017 CAD ($)
Liquidity Risk
Nonderivative financial liabilities	$ 969
Trade and accrued liabilities
Liquidity Risk
Nonderivative financial liabilities	969
Less than 1 year
Liquidity Risk
Nonderivative financial liabilities	969
Less than 1 year | Trade and accrued liabilities
Liquidity Risk
Nonderivative financial liabilities	$ 969